General information and significant accounting policies - Company (Details) - vessel	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	1
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	99	111
Vessels | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			13	13
Vessels | Owned or financed lease product tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	99
Vessels | Owned or financed lease product tankers | Handymax
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	14
Vessels | Owned or financed lease product tankers | MR
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	47
Vessels | Owned or financed lease product tankers | LR2
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	38